Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 3,474	$ 2,688
Amounts receivable	1,856	3,303
Amounts due from related parties	194	167
Taxes recoverable	6,502	6,580
Prepaid expenses and other assets	2,077	1,971
Inventory	8,338	8,826
Total current assets	22,441	23,535
Exploration and evaluation assets	51,911	50,111
Plant, equipment and mining properties	52,550	53,069
Long-term investments	1,043	934
Other assets	699	691
Total assets	128,644	128,340
Current liabilities
Accounts payable and accrued liabilities	10,713	11,867
Taxes payable	189	127
Current portion of finance lease obligations	1,590	1,650
Current portion of equipment loans	164	164
Total current liabilities	12,656	13,808
Finance lease obligations	1,159	1,445
Equipment loans	151	195
Reclamation provision	2,264	2,195
Deferred income tax liabilities	4,614	4,696
Total liabilities	20,844	22,339
EQUITY
Share capital	153,088	151,688
Equity reserves	10,952	11,041
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,319)	(5,208)
Accumulated deficit	(50,824)	(51,423)
Total equity	107,800	106,001
Total liabilities and equity	$ 128,644	$ 128,340